UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and Complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit              Chicago, Illinois         August 9, 2000
-----------------------          -----------------         ---------------
     (Signature)                   (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            82

Form 13F Information Table Value Total:  $486,864,530

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F
file number(s) of all institutional investment managers
with respect to which this report is filed, other than
the manager filing this report.    None

              FORM 13F INFORMATION TABLE


                           Title               Fair   Shares/
                             of               Market   PRN   SH/  Put/  Invstmt    Other      Voting Authority
    Name of Issuer         Class   CUSIP      Value    AMT   PRN  Call  Dscrrstn  Managers  Sole   Shared   None
ADVANCED DIGITAL INFO       COM  007525108   4822700  302600  SH          Sole                            302,600
AES CORP                    COM  00130H105   3723000   81600  SH          Sole             1,800           79,800
ALBANY MOLECULAR RESEARCH   COM  012423109   7820489  143660  SH          Sole             9,000          134,660
ALLTEL CORP                 COM  020039103   2527360   40805  SH          Sole               800           40,005
AMERICA ONLINE              COM  02364J104    418835    7940  SH          Sole                              7,940
AMERICAN EXPRESS            COM  025816109   3251818   62385  SH          Sole             1,050           61,335
AMERICAN GEN CORP           COM  026351106   2035265   33365  SH          Sole               700           32,665
AMERICAN SERVICE GROUP      COM  02364L109    307500   15000  SH          Sole            15,000                0
AMGEN INC COM               COM  031162100   3714117   52870  SH          Sole             1,250           51,620
APTARGROUP                  COM  038336103   6750135  250005  SH          Sole                            250,005
ASTORIA FINANCIAL           COM  046265104   4593422  178385  SH          Sole             8,000          170,385
AT&T                        COM  001957109    500908   15839  SH          Sole                             15,839
ATMEL CORP                  COM  049513104   2768206   75070  SH          Sole             1,200           73,870
BJ'S WHOLESALE CLUB         COM  05548J106   9357315  283555  SH          Sole            12,000          271,555
CALPINE CORP                COM  131347106  11726933  178356  SH          Sole                            178,356
CAMBRESH CORP               COM  132011107  12931155  287359  SH          Sole            13,000          274,359
CARDINAL HEALTH             COM  14149Y108   3215300   43450  SH          Sole             1,100           42,350
CENDANT CORP                COM  151313103    233044   16072  SH          Sole                             16,072
CHIRON CORP                 COM  170040109  13291147  279813  SH          Sole                            279,813
CISCO SYS INC COM           COM  17275R102   7847617  123463  SH          Sole             1,000          122,463
CITIGROUP                   COM  172967101   3151617   52309  SH          Sole                             52,309
COASTAL CORP                COM  190441105   2901911   47670  SH          Sole                             47,670
COHERENT INC                COM  192479103  23866303  284546  SH          Sole            16,000          268,546
COMDISCO                    COM  200336105   8147125  365137  SH          Sole            15,000          350,137
CONOCO INC                  COM  208251405   2576852  104910  SH          Sole             2,400          102,510
CONVERGYS                   COM  212485106  18973965  365763  SH          Sole            20,000          345,763
EARTHCARE CO                COM  27031N105   1716301  228840  SH          Sole            21,000          207,840
ELAN CORP                   COM  284131208   3611984   74570  SH          Sole             1,275           73,295
ENRON                       COM  293561106    724653   10990  SH          Sole             1,275            9,715


FLESHTRONICS INTL           COM  Y2573F102  14425694  210019  SH          Sole             8,049          201,970
FOREST LABS                 COM  345838106   3583985   35485  SH          Sole               775           34,710
FYI INC                     COM  302712104   7860477  233335  SH          Sole            12,000          221,335
GENERAL ELEC CO             COM  369604103   4878582   93370  SH          Sole             1,650           91,720
HANOVER COMPRESSOR          COM  410768105  14772880  388760  SH          Sole            23,000          365,760
HCA - THE HEALTHCARE CO     COM  404119109   1407881   46350  SH          Sole             1,900           44,450
HELLER FINANCIAL            COM  423328103   7210699  351740  SH          Sole            14,000          337,740
HOUSEHOLD INTL              COM  441815107   2269105   54595  SH          Sole             1,000           53,595
IMS HEALTH                  COM  449934108    660330   36685  SH          Sole                             36,685
INFOCUS CORP                COM  45665B106  10985453  341295  SH          Sole            18,000          323,295
INFORMISH                   COM  456779107   3658790  491938  SH          Sole            45,500          446,438
INSIGHT ENTERPRISES         COM  45765U103  14798234  249496  SH          Sole            10,000          239,496
INTEL CORP COM              COM  458140100   4656870   34834  SH          Sole               500           34,334
INTER-TEL INC               COM  458372109   3174602  197640  SH          Sole             9,100          188,540
JOHNSON & JOHNSON           COM  478160104   2828050   27760  SH          Sole               600           27,160
JONES PHARMA                COM  480236108   6325563  158386  SH          Sole             8,527          149,859
KIMBERLY CLARK              COM  494368103   2550892   44460  SH          Sole               900           43,560
LEGG MASON INC              COM  524901105  12268402  245368  SH          Sole            14,000          231,368
MASTEC INC                  COM  576323109   9515297  249173  SH          Sole             7,050          242,123
MEDQUIST INC                COM  584949101  10642925  244375  SH          Sole             9,800          234,575
MEDTRONIC                   COM  585055106   2630100   52800  SH          Sole            11,000           41,800
MERRILL LYNCH               COM  590188108   3424125   29775  SH          Sole               375           29,400
MICROSOFT CORP COM          COM  594918104   3494800   43685  SH          Sole               825           42,860
NICE SYSTEMS LTD            COM  653656108   9780061  126705  SH          Sole             8,000          118,705
PEREGRINE SYS               COM  71366Q101   2714478   78255  SH          Sole            14,000           64,255
PERFORMANCE FOOD GRP        COM  713755106   7732640  241645  SH          Sole                            241,645
PERFORMANCE TECH INC        COM  71376K102   2257066  265535  SH          Sole                            265,535
PFIZER INC COM              COM  717081103   5227519  109191  SH          Sole             1,925          107,266
PHILIP MORRIS COS           COM  718154107    531516   20010  SH          Sole                             20,010
PROCTER & GAMBLE            COM  742718109   1463768   25568  SH          Sole               525           25,043
RATIONAL SOFTWARE           COM  75409P202  18942992  203825  SH          Sole               650          203,175


REYNOLDS & REYNOLDS         COM  761695105   5708436  312790  SH          Sole            17,000          295,790
RICHMOND CTY FNCL           COM  764556106   2768736  144770  SH          Sole                            144,770
SANMINA CORP                COM  800907107  16398915  191800  SH          Sole             9,000          182,800
SEACHANGE INTL              COM  811699107   6078542  210512  SH          Sole            10,000          200,512
SHAW GROUP                  COM  820280105   7385444  156720  SH          Sole             9,800          146,920
SHIRE PHARM GRP ADR         COM  82481R106    415000    8000  SH          Sole             8,000                0
SIERRACITIES                COM  826521106     56250   15000  SH          Sole            15,000                0
SOLECTRON                   COM  834182107   2195925   52440  SH          Sole                             52,440
SUN MICROSYSTEMS            COM  866810104   8578589   94335  SH          Sole             1,650           92,685
TELESPECTRUM WORLDWIDE      COM  87951U109   3066687  672145  SH          Sole            25,000          647,145
THREE-FIVE SYSTEMS          COM  88554L108    734550   12450  SH          Sole                             12,450
TYCO INTL                   COM  902124106   3574902   75860  SH          Sole             1,350           74,510
UNITED STATIONERS INC       COM  913004107   8233126  254305  SH          Sole            14,000          240,305
UNIVERSAL ELECTRONICS       COM  913483103    368437   15000  SH          Sole            15,000                0
UNIVISION COMMUN            COM  914906102  11848266  114476  SH          Sole               600          113,876
VARIAN INC                  COM  922206107  12160863  263650  SH          Sole            15,000          248,650
VODAPHONE AIRTOUCH          COM  92857T107   3208905   76860  SH          Sole             1,000           75,860
WAL MART STORES             COM  931142103   1881112   32715  SH          Sole               800           31,915
WALGREEN CO                 COM  931422109   2600589   80795  SH          Sole             1,900           78,895
WATERS CORP                 COM  941848103  16927703  135625  SH          Sole             8,000          127,625
WORLDCOMM                   COM  98157D106   2311871   50395  SH          Sole               862           49,533
ZEBRA TECH                  COM  989207105   6180929  139485  SH          Sole             7,500          131,985

TOTAL                                    486,864,530
